Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw material	$ 155,060	$ 96,982
Work in process	204,005	199,127
Goods in transit	1,540,427	1,424,186
Inventories provision	(249,664)	(161,476)
Total inventories	$ 1,649,828	$ 1,558,819